Employee Benefit Plans and Similar Obligations	12 Months Ended
Dec. 31, 2020
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Employee Benefit Plans and Similar Obligations
36.	EMPLOYEE BENEFIT PLANS AND SIMILAR OBLIGATIONS
Note 2.b.10 describes the main characteristics and accounting treatment for benefit plans implemented by the Group.

i.	Retirement plan
The total charges recognized under the Retirement Plan amounted to approximately 211, 133 and 87 for the years ended December 31, 2020, 2019 and 2018, respectively.

ii.	Objective performance bonus programs and performance evaluation programs
The amount charged to expense related to the programs described was 4,231, 3,790 and 2,141 for the years ended December 31, 2020, 2019 and 2018, respectively.

iii.	Share-based benefit plan
Consistent with share-based benefit plans approved in previous years, the Board of Directors:

i)
at its meeting held on June 8, 2015, approved the creation of a new share-based benefit plan 2015-2018 effective for 3 years from July 1, 2015 (grant date), with similar characteristics to existing plans.

j)
at its meeting held on May 10, 2016, approved the creation of a new share-based benefit plan 2016-2019 effective for 3 years from July 1, 2016 (grant date), with similar characteristics to the previously implemented schemes.

k)
at its meeting held on May 9, 2017, approved the creation of a new shared-based benefit plan for 2017-2020 effective for 3 years from July 1, 2017 (grant date), with similar characteristics to the previously implemented schemes.

l)
at its meeting held on May 8, 2018, approved the creation of a new shared-based benefit plan for 2018-2021 effective for 3 years from July 1, 2018 (grant date), with similar characteristics to the previously implemented schemes.

m)
at its meeting held on May 9, 2019, approved the creation of a new shared-based benefit plan for 2019-2022 effective for 3 years from July 1, 2019 (grant date), with similar characteristics to the previously implemented schemes.

n)
at its meeting held on November 10, 2020, approved the creation of a new shared-based benefit plan for 2020-2023 effective for 3 years from July 1, 2020 (grant date), with similar characteristics to the previously implemented schemes.

The amounts charged to expense in relation to the share-based plans, which are disclosed according to their nature, amounted to 541, 493 and 308 for the fiscal years ended December 31, 2020, 2019 and 2018, respectively.

During the fiscal years ended December 31, 2020, 2019 and 2018, the Company has repurchased 737,378, 411,623 and 250,795 of its own shares issued for an amount of 550, 280 and 120, respectively, and has delivered to the beneficiaries of the plan 769,312, 609,910 and 538,252 shares, respectively, for purposes of compliance with the share-based benefit plans. The cost of such repurchases is disclosed in the shareholders’ equity under the name of “Acquisition cost of Treasury shares”, while the nominal value and its adjustment derived from the monetary restatement made under the Prior Accounting Principles have been reclassified from the accounts “Subscribed capital” and “Adjustment to contributions” to the “Treasury shares” and “Adjustment to treasury shares” accounts, respectively.
Information related to the evolution of the quantity of shares, of the plans at the end of the years ended December 31, 2020, 2019 and 2018, is as follows:
Plan 2015 - 2018

	2020	2019	2018
Amount at the beginning of the fiscal year	—	—	162,051
- Granted	—	—	—
- Settled	—	—	(155,385)
- Expired	—	—	(6,666)

Amount at end of fiscal year (1)	—	—	—

Expense recognized during the fiscal year	—	—	12
Fair value of shares on grant date (in dollars)	—	—	19.31

(1)	The life of the plan in 2018 was 7 months.
Plan 2016 - 2019

	2020	2019	2018
Amount at the beginning of the fiscal year	—	183,080	393,972
- Granted	—	—	—
- Settled	—	(180,478)	(189,303)
- Expired	—	(2,602)	(21,589)

Amount at end of fiscal year (1)	—	—	183,080

Expense recognized during the fiscal year	—	21	54
Fair value of shares on grant date (in dollars)	—	16.99	16.99

(1)	The life of the plan in 2019 was 7 months, whereas the remaining life as of December 31, 2018 was 7 months.

Plan 2017 - 2020

	2020	2019	2018
Amount at the beginning of the fiscal year	183,201	375,552	644,949
- Granted	—	—	—
- Settled	(179,160)	(182,445)	(193,564)
- Expired	(4,041)	(9,906)	(75,833)

Amount at end of fiscal year (1)	—	183,201	375,552

Expense recognized during the fiscal year	37	98	142
Fair value of shares on grant date (in dollars)	20.26	20.26	20.26

(1)	The life of the plan in 2020 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2019, and between 7 and 19 months as of December 31, 2018.
Plan 2018 - 2021

	2020	2019	2018
Amount at the beginning of the fiscal year	508,458	761,512	—
- Granted	—	—	761,512
- Settled	(246,457)	(246,987)	—
- Expired	(24,919)	(6,067)	—

Amount at end of fiscal year (1)	237,082	508,458	761,512

Expense recognized during the fiscal year	127	212	100
Fair value of shares on grant date (in dollars)	13.60	13.60	13.60

(1)	The average remaining life of the plan is 7 months as of December 31, 2020, between 7 and 19 months as of December 31, 2019 and between 7 and 31 months as of December 31, 2018.
Plan 2019 - 2022

	2020	2019	2018
Amount at the beginning of the fiscal year	758,690	—	—
- Granted	—	758,690	—
- Settled	(246,236)	—	—
- Expired	(45,086)	—	—

Amount at end of fiscal year (1)	467,368	758,690	—

Expense recognized during the fiscal year	293	189	—
Fair value of shares on grant date (in dollars)	9.97	9.97	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2019.
Plan 2020 - 2023

	2020	2019	2018
Amount at the beginning of the fiscal year	—	—	—
- Granted	774,150	—	—

Amount at end of fiscal year (1)	774,150	—	—

Expense recognized during the fiscal year	108	—	—
Fair value of shares on grant date (in dollars)	4.75	—	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2020.
Moreover, the 2019 - 2022 Plan was supplemented with an additional dollar amount, with the same vesting as the shares, to be paid in pesos at the exchange rate in force on the date of such vesting. This supplement has no significant effects.